Schedule of Investments – Virtus Newfleet ABS/MBS ETF

April 30, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 55.9%

Acm Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	$53,617	$53,646
Acm Auto Trust, Class A, Series 2025-1A, 5.38%, 06/20/29(1)	789,864	790,165
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	210,000	211,342
Affirm Asset Securitization Trust, Class A, Series 2024-B, 4.62%, 09/15/29(1)	55,000	54,913
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	785,000	789,397
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	159,206
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	1,185,000	1,222,529
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	145,000	142,326
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	61,141	59,194
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	90,100
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	710,000	729,833
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2022-5A, 6.24%, 04/20/27(1)	190,000	190,349
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2020-1A, 3.34%, 08/20/26(1)	226,667	225,324
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	1,000,000	1,002,024
Business Jet Securities LLC, Class A, Series 2024-1A, 6.20%, 05/15/39(1)	310,589	315,210
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	146,000	147,880
Castlelake Aircraft Structured Trust, Class A, Series 2025-1A, 5.78%, 02/15/50(1)	986,765	995,034
CPS Auto Receivables Trust, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	147,229
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	1,250,000	1,260,759
CPS Auto Receivables Trust, Class D, Series 2023-D, 7.80%, 01/15/30(1)	535,000	561,351
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	773,244	798,978
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	67,550	58,741
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	8,825	8,914
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	706,450	731,650
Flagship Credit Auto Trust, Class C, Series 2023-2, 5.81%, 05/15/29(1)	910,000	919,388
Gls Auto Receivables Issuer Trust, Class E, Series 2021-3A, 3.20%, 10/16/28(1)	550,000	537,076
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	136,543
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	1,000,000	1,002,970
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	$305,000	$314,612
Goldentree Loan Management US CLO 9 Ltd., Class AR, Series 2024-9A (Cayman Islands), 5.77%, (3-Month SOFR + 1.50%), 04/20/37(1)(2)	1,000,000	1,001,421
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	671,423	672,539
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	311,850	322,970
Hilton Grand Vacations Trust, Class D, Series 2024-1B, 8.85%, 09/15/39(1)	826,648	844,124
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	147,347	143,347
Jersey Mike’s Funding LLC, Class A2, Series 2019-1A, 4.43%, 02/15/50(1)	1,296,900	1,285,983
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	220,000	219,363
LAD Auto Receivables Trust, Class C, Series 2025-1A, 5.11%, 07/15/30(1)	500,000	505,383
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	995,000	1,002,085
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	59,183	60,241
Lendbuzz Securitization Trust, Class A2, Series 2025-1A, 5.10%, 10/15/30(1)	500,000	502,347
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	165,000	165,702
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	67,524	67,719
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	55,106	55,288
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	118,889	119,757
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	60,000	60,755
Mission Lane Credit Card Master Trust, Class A, Series 2023-B, 7.69%, 11/15/28(1)	220,000	220,572
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	55,050	55,031
Mvw LLC, Class A, Series 2020-1A, 1.74%, 10/20/37(1)	272,759	264,012
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	294,750	284,179
Nmef Funding LLC, Class B, Series 2025-A, 5.18%, 07/15/32(1)	190,000	191,124
Oportun Funding XIV LLC, Class A, Series 2024-1A, 6.33%, 04/08/31(1)	12,384	12,391
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	78,000	78,344
Peac Solutions Receivables LLC, Class C, Series 2025-1A, 5.49%, 07/20/32(1)	1,000,000	1,004,430
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	102,724	105,256
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	190,000	192,259
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	87,819	89,387

Schedule of Investments – Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Reach ABS Trust, Class A, Series 2025-1A, 4.96%, 08/16/32(1)	$312,650	$312,591
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	190,000	192,538
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	100,000	101,176
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	995,000	1,014,648
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	1,000,000	994,255
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	937,500	937,823
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	325,000	330,050
Tricolor Auto Securitization Trust, Class C, Series 2024-3A, 5.73%, 12/15/28(1)	1,000,000	1,003,852
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	99,750	97,910
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	265,000	266,955
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	468,594	466,371
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	195,000	201,219
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	110,000	111,238
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	149,188	137,114

Total Asset Backed Securities
(Cost $29,289,745)		29,350,432
MORTGAGE BACKED SECURITIES – 43.6%
Commercial Mortgage Backed Securities – 16.3%
BPR Trust, Class A, Series 2022-OANA, 6.22%, (1-Month SOFR + 1.90%), 04/15/37(1)(2)	1,390,000	1,393,211
Bx Trust, Class B, Series 2018-GW, 5.64%, (1-Month SOFR + 1.32%), 05/15/35(1)(2)	165,000	164,316
Cent Trust, Class A, Series 2023-CITY, 6.94%, (1-Month SOFR + 2.62%), 09/15/38(1)(2)	150,000	150,195
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	1,306,829	1,315,007
Hudson Yards Mortgage Trust, Class A, Series 2025-SPRL, 5.65%, 01/13/40(1)(2)(3)	1,720,000	1,769,700
Ride, Class C, Series 2025-SHRE, 6.32%, 02/14/47(1)(2)(3)	990,000	990,162
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	1,500,000	1,529,751
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	110,000	114,365
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(3)	132,549	134,834
Wstn Trust, Class C, Series 2023-MAUI, 7.96%, 07/05/37(1)(2)(3)	1,000,000	1,013,270
Total Commercial Mortgage Backed Securities		8,574,811
Residential Mortgage Backed Securities – 27.3%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(4)	149,223	150,955
American Homes 4 Rent, Class B, Series 2015-SFR2, 4.30%, 10/17/52(1)	100,000	99,542
Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	$50,302	$43,539
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	451,830	458,343
COLT Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(4)	71,623	72,895
Colt Trust, Class A1, Series 2021-RPL1, 1.67%, 09/25/61(1)(2)(3)	171,920	156,917
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES1, 5.65%, 05/25/60(1)(4)	1,550,000	1,549,995
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(3)	47,584	46,366
Deephaven Residential Mortgage Trust, Class A1, Series 2021-4, 1.93%, 11/25/66(1)(2)(3)	66,639	58,861
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	111,066	104,153
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	37,281	31,857
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(3)	1,071,877	935,597
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(2)(3)	84,961	77,626
JPMorgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	473,591	476,061
JPMorgan Trust, Class A2, Series 2015-5, 5.87%, 05/25/45(1)(2)(3)	208,396	207,514
MetLife Securitization Trust, Class A, Series 2018-1A, 3.75%, 03/25/57(1)(2)(3)	593,836	575,928
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	92,211	90,716
MFA Trust, Class A1, Series 2023-INV2, 6.78%, 10/25/58(1)(4)	342,156	346,740
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(4)	1,401,299	1,400,295
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(3)	440,858	426,176
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	21,600	21,070
OBX Trust, Class A2, Series 2018-1, 5.09%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	23,043	22,529
OBX Trust, Class A1, Series 2022-NQM1, 2.31%, 11/25/61(1)(2)(3)	104,191	92,737
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(4)	155,160	156,858
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(4)	352,652	358,272
OBX Trust, Class A1, Series 2023-NQM1, 5.93%, 11/25/63(1)(4)	75,802	76,114
Onslow Bay Financial LLC, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(4)	1,559,139	1,571,396
Pret Trust, Class A1, Series 2025-NPL1, 6.06%, 02/25/55(1)(4)	719,211	720,284
RCKT Mortgage Trust, Class A1A, Series 2023-CES2, 6.81%, 09/25/43(1)(2)(3)	82,100	83,057
RCKT Mortgage Trust, Class A1A, Series 2024-CES8, 5.49%, 11/25/44(1)(4)	1,190,510	1,194,558
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	3,241	3,203

Schedule of Investments – Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2025 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	$47,244	$45,152
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	543,337	459,827
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(3)	420,000	400,333
Verus Securitization Trust, Class A1, Series 2020-4, 2.50%, 05/25/65(1)(4)	1,098,400	1,074,188
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(4)	215,862	218,486
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(4)	242,784	243,847
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(4)	201,174	203,060
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	66,928	64,063
Total Residential Mortgage Backed Securities		14,319,110
Total Mortgage Backed Securities
(Cost $22,755,976)		22,893,921

CORPORATE BOND – 0.5%

Industrials – 0.5%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	239,484	239,727

(Cost $237,644)

TOTAL INVESTMENTS – 100.0%
(Cost $52,283,365)		52,484,080
Other Assets in Excess of Liabilities – 0.0%(5)		803
Net Assets - 100.0%		$52,484,883

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2025, the aggregate value of these securities was $52,484,080, or 100.0% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2025.
(5)	Amount rounds to less than 0.05%.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Currency Abbreviations

USD	United States Dollar

Schedule of Investments – Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$29,350,432	$—	$29,350,432
Mortgage Backed Securities	—	22,893,921	—	22,893,921
Corporate Bond	—	239,727	—	239,727
Total	$—	$52,484,080	$—	$52,484,080